Distribution Date:	02/11/22	COMM 2014-LC15 Mortgage Trust
Determination Date:	02/07/22
Next Distribution Date:	03/11/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2014-LC15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Controlling Class	RREF II CMBS AIV, L.P.
Specially Serviced Loan Detail - Part 2	23	Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12591TAA4	1.259000%	50,244,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591TAB2	2.840000%	126,105,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591TAC0	3.528000%	69,565,000.00	26,563,889.83	1,175,107.07	78,097.84	0.00	0.00	1,253,204.91	25,388,782.76	42.38%	30.00%
A-3	12591TAD8	3.727000%	160,000,000.00	89,684,648.57	0.00	278,545.57	0.00	0.00	278,545.57	89,684,648.57	42.38%	30.00%
A-4	12591TAE6	4.006000%	243,311,000.00	243,311,000.00	0.00	812,253.22	0.00	0.00	812,253.22	243,311,000.00	42.38%	30.00%
A-M	12591TAG1	4.198000%	56,806,000.00	56,806,000.00	0.00	198,726.32	0.00	0.00	198,726.32	56,806,000.00	33.24%	23.88%
B	12591TAH9	4.599000%	66,084,000.00	66,084,000.00	0.00	253,266.93	0.00	0.00	253,266.93	66,084,000.00	22.62%	16.75%
C	12591TAK2	5.001753%	33,620,000.00	33,620,000.00	0.00	140,132.45	0.00	0.00	140,132.45	33,620,000.00	17.21%	13.13%
D	12591TAQ9	5.001753%	51,010,000.00	51,010,000.00	0.00	212,616.18	0.00	0.00	212,616.18	51,010,000.00	9.01%	7.63%
E	12591TAS5	3.500000%	25,505,000.00	25,505,000.00	0.00	74,389.58	0.00	0.00	74,389.58	25,505,000.00	4.91%	4.88%
F*	12591TAU0	3.500000%	11,594,000.00	11,594,000.00	0.00	20,893.65	0.00	0.00	20,893.65	11,594,000.00	3.05%	3.63%
G	12591TAW6	3.500000%	33,620,814.00	18,952,519.33	0.00	0.00	0.00	0.00	0.00	18,952,519.33	0.00%	0.00%
V	12591TAY2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12591TBA3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12591TBC9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			927,464,817.00	623,131,057.73	1,175,107.07	2,068,921.74	0.00	0.00	3,244,028.81	621,955,950.66

Notional Certificates
X-A	12591TAF3	1.060150%	706,031,000.00	416,365,538.40	0.00	367,841.70	0.00	0.00	367,841.70	415,190,431.33
X-B	12591TAL0	0.176596%	150,714,000.00	150,714,000.00	0.00	22,179.61	0.00	0.00	22,179.61	150,714,000.00
X-C	12591TAN6	1.501753%	70,719,814.00	56,051,519.33	0.00	70,146.28	0.00	0.00	70,146.28	56,051,519.33
Notional SubTotal			927,464,814.00	623,131,057.73	0.00	460,167.59	0.00	0.00	460,167.59	621,955,950.66

Deal Distribution Total					1,175,107.07	2,529,089.33	0.00	0.00	3,704,196.40

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The Class A-M, Class B, and Class C certificates represent their respective Regular Interests. All, a portion, or none of these Regular Interests may actually be held in the Exchangeable Class PEZ. See page 5 for current details on the PEZ class.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591TAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591TAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591TAC0	381.85710961	16.89221692	1.12265996	0.00000000	0.00000000	0.00000000	0.00000000	18.01487688	364.96489269
A-3	12591TAD8	560.52905356	0.00000000	1.74090981	0.00000000	0.00000000	0.00000000	0.00000000	1.74090981	560.52905356
A-4	12591TAE6	1,000.00000000	0.00000000	3.33833333	0.00000000	0.00000000	0.00000000	0.00000000	3.33833333	1,000.00000000
A-M	12591TAG1	1,000.00000000	0.00000000	3.49833327	0.00000000	0.00000000	0.00000000	0.00000000	3.49833327	1,000.00000000
B	12591TAH9	1,000.00000000	0.00000000	3.83250000	0.00000000	0.00000000	0.00000000	0.00000000	3.83250000	1,000.00000000
C	12591TAK2	1,000.00000000	0.00000000	4.16812760	0.00000000	0.00000000	0.00000000	0.00000000	4.16812760	1,000.00000000
D	12591TAQ9	1,000.00000000	0.00000000	4.16812743	0.00000000	0.00000000	0.00000000	0.00000000	4.16812743	1,000.00000000
E	12591TAS5	1,000.00000000	0.00000000	2.91666654	0.00000000	0.00000000	0.00000000	0.00000000	2.91666654	1,000.00000000
F	12591TAU0	1,000.00000000	0.00000000	1.80210885	1.11455753	5.67809729	0.00000000	0.00000000	1.80210885	1,000.00000000
G	12591TAW6	563.71387468	0.00000000	0.00000000	1.64416543	68.25802225	0.00000000	0.00000000	0.00000000	563.71387468
V	12591TAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12591TBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12591TBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591TAF3	589.72699272	0.00000000	0.52099936	0.00000000	0.00000000	0.00000000	0.00000000	0.52099936	588.06260820
X-B	12591TAL0	1,000.00000000	0.00000000	0.14716357	0.00000000	0.00000000	0.00000000	0.00000000	0.14716357	1,000.00000000
X-C	12591TAN6	792.58578551	0.00000000	0.99189005	0.00000000	0.00000000	0.00000000	0.00000000	0.99189005	792.58578551

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/22 - 01/30/22	30	0.00	78,097.84	0.00	78,097.84	0.00	0.00	0.00	78,097.84	0.00
A-3	01/01/22 - 01/30/22	30	0.00	278,545.57	0.00	278,545.57	0.00	0.00	0.00	278,545.57	0.00
A-4	01/01/22 - 01/30/22	30	0.00	812,253.22	0.00	812,253.22	0.00	0.00	0.00	812,253.22	0.00
A-M	01/01/22 - 01/30/22	30	0.00	198,726.32	0.00	198,726.32	0.00	0.00	0.00	198,726.32	0.00
B	01/01/22 - 01/30/22	30	0.00	253,266.93	0.00	253,266.93	0.00	0.00	0.00	253,266.93	0.00
C	01/01/22 - 01/30/22	30	0.00	140,132.45	0.00	140,132.45	0.00	0.00	0.00	140,132.45	0.00
D	01/01/22 - 01/30/22	30	0.00	212,616.18	0.00	212,616.18	0.00	0.00	0.00	212,616.18	0.00
E	01/01/22 - 01/30/22	30	0.00	74,389.58	0.00	74,389.58	0.00	0.00	0.00	74,389.58	0.00
F	01/01/22 - 01/30/22	30	52,909.68	33,815.83	0.00	33,815.83	12,922.18	0.00	0.00	20,893.65	65,831.86
G	01/01/22 - 01/30/22	30	2,239,612.09	55,278.18	0.00	55,278.18	55,278.18	0.00	0.00	0.00	2,294,890.27
X-A	01/01/22 - 01/30/22	30	0.00	367,841.70	0.00	367,841.70	0.00	0.00	0.00	367,841.70	0.00
X-B	01/01/22 - 01/30/22	30	0.00	22,179.61	0.00	22,179.61	0.00	0.00	0.00	22,179.61	0.00
X-C	01/01/22 - 01/30/22	30	0.00	70,146.28	0.00	70,146.28	0.00	0.00	0.00	70,146.28	0.00
Totals			2,292,521.77	2,597,289.69	0.00	2,597,289.69	68,200.36	0.00	0.00	2,529,089.33	2,360,722.13

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591TAG1	4.198000%	56,806,000.00	56,806,000.00	0.00	198,726.32	0.00	0.00	198,726.32	56,806,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591TAH9	4.599000%	66,084,000.00	66,084,000.00	0.00	253,266.93	0.00	0.00	253,266.93	66,084,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591TAK2	5.001753%	33,620,000.00	33,620,000.00	0.00	140,132.45	0.00	0.00	140,132.45	33,620,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			156,510,000.03	156,510,000.00	0.00	592,125.70	0.00	0.00	592,125.70	156,510,000.00

Exchangeable Certificate Details
PEZ	12591TAJ5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,704,196.40
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,710,595.89	Master Servicing Fee	23,167.93
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,398.54
Interest Adjustments	0.00	Trustee Fee	230.73
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	268.29
ARD Interest	0.00	Operating Advisor Fee	664.37
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	26,729.86
Total Interest Collected	2,710,595.89

Principal		Expenses/Reimbursements
Scheduled Principal	1,175,107.07	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	52,233.49
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,707.79
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	259.08
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,175,107.07	Total Expenses/Reimbursements	68,200.36

		Interest Reserve Deposit	86,576.32

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,529,089.33
Excess Liquidation Proceeds	0.00	Principal Distribution	1,175,107.07
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,704,196.40
Total Funds Collected	3,885,702.96	Total Funds Distributed	3,885,702.94

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	623,131,057.73	623,131,057.73	Beginning Certificate Balance	623,131,057.73
(-) Scheduled Principal Collections	1,175,107.07	1,175,107.07	(-) Principal Distributions	1,175,107.07
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	621,955,950.66	621,955,950.66	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	625,373,061.46	625,373,061.46	Ending Certificate Balance	621,955,950.66
Ending Actual Collateral Balance	624,328,554.36	624,328,554.36

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	21,478,086.11	3.45%	39	4.8990	NAP	Defeased	5	21,478,086.11	3.45%	39	4.8990	NAP
	9,999,999 or less	17	92,677,401.06	14.90%	25	5.1871	1.426679	1.29 or less	14	263,017,004.13	42.29%	24	5.1410	0.712936
10,000,000 to 24,999,999		9	151,026,008.50	24.28%	25	5.0131	1.454409	1.30 to 1.39	1	2,545,694.47	0.41%	24	5.5550	1.312700
25,000,000 to 39,999,999		2	70,398,993.26	11.32%	24	5.6376	0.403609	1.40 to 1.49	5	108,735,389.09	17.48%	24	5.3019	1.467802
40,000,000 to 49,999,999		2	91,187,315.65	14.66%	25	4.6555	1.118854	1.50 to 1.59	1	9,944,151.80	1.60%	24	4.9800	1.500100
50,000,000 to 59,999,999		1	51,441,337.01	8.27%	25	4.5500	1.694900	1.60 to 1.69	1	51,441,337.01	8.27%	25	4.5500	1.694900
	60,000,000 or greater	2	143,746,809.07	23.11%	24	5.1714	2.194948	1.70 to 1.99	4	24,389,820.33	3.92%	25	5.0475	1.791199
	Totals	38	621,955,950.66	100.00%	25	5.0516	1.479014	2.00 or greater	7	140,404,467.72	22.57%	24	4.8942	2.768915
								Totals	38	621,955,950.66	100.00%	25	5.0516	1.479014
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	6	21,478,086.11	3.45%	39	4.8990	NAP
							Defeased	6	21,478,086.11	3.45%	39	4.8990	NAP
Alabama	22	5,009,029.28	0.81%	26	4.8999	2.346400
							Industrial	19	11,801,407.16	1.90%	23	5.5825	1.312864
Arkansas	1	2,625,917.20	0.42%	24	4.8100	1.489100
							Lodging	6	72,089,127.89	11.59%	25	5.5145	(0.221449)
California	4	31,915,280.94	5.13%	24	4.9943	3.029593
							Mixed Use	4	95,422,811.36	15.34%	24	4.8524	2.645638
Colorado	1	4,066,193.21	0.65%	25	5.3300	1.983600
							Mobile Home Park	1	11,949,412.13	1.92%	25	4.8200	1.418900
Connecticut	1	39,576,708.31	6.36%	25	5.5700	(0.270200)
							Multi-Family	6	67,436,068.40	10.84%	25	5.0122	1.327620
Florida	5	4,381,558.29	0.70%	24	5.3369	0.874340
							Office	21	83,997,809.24	13.51%	24	5.0481	1.525627
Georgia	5	75,362,475.54	12.12%	24	4.8640	1.617696
							Other	2	6,919,828.15	1.11%	23	5.5860	1.492600
Illinois	2	9,944,151.80	1.60%	24	4.9800	1.500100
							Retail	121	250,861,400.31	40.33%	24	4.9906	1.546959
Kansas	3	1,230,597.42	0.20%	26	6.1000	1.728700
							Totals	186	621,955,950.66	100.00%	25	5.0516	1.479014
Louisiana	58	20,608,408.35	3.31%	25	4.9621	1.496087

Massachusetts	2	92,976,014.29	14.95%	24	4.7923	2.619854

Michigan	5	13,308,048.78	2.14%	25	5.2616	1.809070

Mississippi	9	1,904,503.85	0.31%	26	4.8999	2.346400

Missouri	5	23,749,131.11	3.82%	24	5.2405	0.971233

New York	5	86,863,499.56	13.97%	25	4.8117	1.075042

North Carolina	9	44,863,721.78	7.21%	23	5.5220	1.436604

Ohio	3	5,542,243.78	0.89%	23	5.1100	1.113800

Pennsylvania	34	51,951,244.47	8.35%	24	5.3707	1.265936

Rhode Island	1	41,316,883.27	6.64%	24	4.6500	1.222000

South Carolina	3	21,298,269.20	3.42%	24	5.4805	1.820187

Texas	2	21,983,984.20	3.53%	25	5.3448	(0.570929)

Totals	186	621,955,950.66	100.00%	25	5.0516	1.479014

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	21,478,086.11	3.45%	39	4.8990	NAP	Defeased	5	21,478,086.11	3.45%	39	4.8990	NAP
	4.9999% or less	15	339,068,206.14	54.52%	25	4.7464	1.766872	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	4	51,329,848.72	8.25%	24	5.0843	1.950709	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% to 5.9999%	13	206,172,662.87	33.15%	24	5.5416	0.868419	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	6.0000% or greater	1	3,907,146.82	0.63%	26	6.1000	1.728700	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	621,955,950.66	100.00%	25	5.0516	1.479014	49 months or greater	33	600,477,864.55	96.55%	24	5.0571	1.473857
								Totals	38	621,955,950.66	100.00%	25	5.0516	1.479014
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	15,865,937.27	2.55%	23	5.0405	NAP	Defeased	3	15,865,937.27	2.55%	23	5.0405	NAP
	60 months or less	33	600,477,864.55	96.55%	24	5.0571	1.473857	Interest Only	1	6,000,000.00	0.96%	25	4.9500	0.752700
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	32	594,477,864.55	95.58%	24	5.0582	1.481135
	Totals	36	616,343,801.82	99.10%	24	5.0567	1.476046	Totals	36	616,343,801.82	99.10%	24	5.0567	1.476046
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Defeased	2	5,612,148.84	0.90%	85	4.4990	NAP
	Defeased	5	21,478,086.11	3.45%	39	4.8990	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	27	509,797,398.17	81.97%	24	5.0545	1.606616	Totals	2	5,612,148.84	0.90%	85	4.4990	1.805000
	13 to 24 months	6	90,680,466.38	14.58%	24	5.0716	0.727499
	Totals	38	621,955,950.66	100.00%	25	5.0516	1.479014
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	301761001	MU	Cambridge	MA	Actual/360	4.820%	323,380.36	113,095.83	0.00	N/A	02/06/24	--	77,912,549.42	77,799,453.59	02/06/22
4	28000409	Various Various		Various	Actual/360	5.586%	317,647.43	89,322.07	0.00	N/A	01/06/24	--	66,036,677.55	65,947,355.48	02/06/22
5	28000430	RT	Atlanta	GA	Actual/360	4.550%	201,956.86	103,839.45	0.00	N/A	03/06/24	--	51,545,176.46	51,441,337.01	02/06/22
6	301761006	RT	Bronx	NY	Actual/360	4.660%	200,515.83	98,901.24	0.00	N/A	03/06/24	--	49,969,333.62	49,870,432.38	02/06/22
7	656100211	OF	Providence	RI	Actual/360	4.650%	165,770.89	82,714.49	0.00	N/A	02/06/24	--	41,399,597.76	41,316,883.27	02/06/22
8	301761008	LO	Hartford	CT	Actual/360	5.570%	190,148.26	67,336.64	0.00	N/A	03/05/24	--	39,644,044.95	39,576,708.31	10/05/20
9	28001410	Various Various		PA	Actual/360	5.724%	152,147.73	43,966.47	0.00	N/A	01/06/24	--	30,866,251.42	30,822,284.95	02/06/22
11	28000438	MF	New York	NY	Actual/360	4.820%	101,368.86	40,617.37	0.00	N/A	03/06/24	--	24,422,962.82	24,382,345.45	02/06/22
12	28000426	RT	Various	Various	Actual/360	4.900%	80,939.66	97,825.39	0.00	N/A	04/01/24	--	19,182,891.37	19,085,065.98	02/01/22
13	301761013	MF	Saint Louis	MO	Actual/360	5.160%	96,667.22	39,993.41	0.00	N/A	02/06/24	--	21,755,562.28	21,715,568.87	02/06/22
14	28000428	LO	Houston	TX	Actual/360	5.350%	83,780.58	32,090.26	0.00	N/A	03/06/24	--	18,185,715.63	18,153,625.37	04/06/20
15	28000417	RT	Various	Various	Actual/360	5.344%	76,025.23	29,444.37	0.00	N/A	02/06/24	--	16,520,838.30	16,491,393.93	02/06/22
16	28000423	RT	Framingham	MA	Actual/360	4.650%	60,854.10	21,132.15	0.00	03/06/24	03/06/39	--	15,197,692.85	15,176,560.70	02/06/22
17	656100207	OF	San Francisco	CA	Actual/360	5.020%	52,314.76	18,169.08	0.00	N/A	02/06/24	--	12,102,116.39	12,083,947.31	02/06/22
18	28000419	RT	Los Angeles	CA	Actual/360	5.000%	51,693.28	18,093.53	0.00	N/A	02/06/24	--	12,006,182.29	11,988,088.76	02/06/22
19	28000440	MH	Norristown	PA	Actual/360	4.820%	49,663.40	16,070.97	0.00	N/A	03/06/24	--	11,965,483.10	11,949,412.13	02/06/22
20	656100213	Various Downers Grove		IL	Actual/360	4.980%	42,724.76	18,869.24	0.00	N/A	02/06/24	--	9,963,021.04	9,944,151.80	02/06/22
21	28000442	RT	Stroudsburg	PA	Actual/360	4.900%	38,796.19	15,072.57	0.00	N/A	03/06/24	--	9,194,619.96	9,179,547.39	02/06/22
23	656100219	MF	Syracuse	NY	Actual/360	5.040%	36,052.44	15,447.74	0.00	N/A	03/06/24	--	8,307,013.38	8,291,565.64	02/06/22
24	656100214	MF	New Orleans	LA	Actual/360	4.960%	36,336.32	13,895.37	0.00	N/A	02/06/24	--	8,507,462.64	8,493,567.27	05/06/20
25	28000421	MF	Rock Hill	SC	Actual/360	5.292%	34,897.63	13,648.07	0.00	N/A	03/06/24	--	7,658,028.18	7,644,380.11	02/06/22
27	28000439	LO	Ithaca	NY	Actual/360	5.800%	33,103.17	17,277.70	0.00	N/A	03/06/24	--	6,627,999.43	6,610,721.73	09/06/20
28	301761028	MU	Claremont	CA	Actual/360	4.810%	27,403.54	12,779.61	0.00	N/A	03/06/24	--	6,616,104.88	6,603,325.27	02/06/22
29	301761029	OF	Columbus	OH	Actual/360	5.110%	24,432.98	10,355.14	0.00	N/A	01/05/24	--	5,552,598.92	5,542,243.78	02/05/22
30	28000420	Various Various		MI	Actual/360	5.400%	25,909.31	9,747.90	0.00	N/A	03/06/24	--	5,571,895.51	5,562,147.61	02/06/22
31	301761031	MF	Various	MI	Actual/360	4.970%	22,297.39	9,801.99	0.00	N/A	03/06/24	--	5,210,008.69	5,200,206.70	02/06/22
32	28000434	RT	New York	NY	Actual/360	4.950%	25,575.00	0.00	0.00	N/A	03/06/24	--	6,000,000.00	6,000,000.00	02/06/22
35	301761035	MF	Sarasota	FL	Actual/360	4.850%	19,680.37	9,342.68	0.00	N/A	10/05/23	--	4,712,292.59	4,702,949.91	02/05/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
37	28000427	RT	Various	Various	Actual/360	6.100%	20,612.37	16,942.66	0.00	N/A	04/01/24	--	3,924,089.48	3,907,146.82	02/01/22
38	28000432	MF	Birmingham	MI	Actual/360	4.499%	10,976.77	27,270.34	0.00	N/A	03/06/29	--	2,833,344.76	2,806,074.42	02/06/22
39	28000431	RT	Bloomfield	MI	Actual/360	4.499%	10,976.77	27,270.34	0.00	N/A	03/06/29	--	2,833,344.76	2,806,074.42	02/06/22
40	28000422	LO	Loveland	CO	Actual/360	5.330%	18,695.80	7,212.56	0.00	N/A	03/06/24	--	4,073,405.77	4,066,193.21	02/06/22
42	301761042	LO	Melbourne	FL	Actual/360	5.420%	17,231.70	10,187.66	0.00	N/A	02/05/24	--	3,692,066.93	3,681,879.27	02/05/22
43	301761043	RT	Colleyville	TX	Actual/360	5.320%	17,578.95	6,909.13	0.00	N/A	01/05/24	--	3,837,267.96	3,830,358.83	02/05/22
45	301761045	MF	Crawfordville	FL	Actual/360	5.354%	13,261.97	5,118.04	0.00	N/A	02/05/24	--	2,876,539.76	2,871,421.72	02/05/22
46	28000415	OF	Southfield	MI	Actual/360	5.555%	12,210.40	6,928.27	0.00	N/A	02/06/24	--	2,552,622.74	2,545,694.47	02/06/22
47	301761047	RT	Hot Springs	AR	Actual/360	4.810%	10,897.62	5,123.11	0.00	N/A	02/05/24	--	2,631,040.31	2,625,917.20	02/05/22
48	301761048	OF	El Centro	CA	Actual/360	5.670%	6,069.99	3,294.23	0.00	N/A	03/05/24	--	1,243,213.83	1,239,919.60	02/05/22
Totals							2,710,595.89	1,175,107.07	0.00				623,131,057.73	621,955,950.66
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	35,937,121.00	27,978,856.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,506,485.00	5,790,522.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	4,938,777.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,448,146.45	2,873,986.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,017,719.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(202,548.00)	135,261.62	01/01/21	09/30/21	--	0.00	0.00	256,976.24	4,114,314.95	502,131.72	0.00
9	12,552,145.61	6,112,899.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,726,315.96	1,839,442.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	10,191,911.00	7,301,974.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,612,411.58	1,147,780.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(1,086,661.16)	0.00	--	--	09/07/21	8,347,205.28	594,941.01	76,661.23	1,926,595.06	126,336.67	0.00
15	1,684,475.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,802,370.65	1,351,778.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,504,367.69	2,083,827.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,548,924.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,159,021.66	847,704.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,394,518.88	967,215.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	611,977.84	370,439.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	56,014.83	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	159,592.00	154,466.22	01/01/21	09/30/21	09/07/21	3,394,800.99	111,871.83	35,476.09	935,294.61	145,649.33	0.00
25	1,466,007.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	316,560.00	07/01/19	06/30/20	--	0.00	8,345.27	50,067.53	843,261.78	135,380.43	0.00
28	938,967.53	1,132,355.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	572,880.50	497,543.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	555,531.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	839,693.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	433,921.78	171,123.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	862,188.00	616,327.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	697,430.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	264,748.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	473,977.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	357,570.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	292,837.50	219,629.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	216,742.00	110,387.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	95,701,099.09	67,798,552.22				11,742,006.27	715,158.11	419,181.10	7,819,466.40	965,512.98	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/11/22	0	0.00	0	0.00	4	72,834,622.68	0	0.00	1	18,153,625.37	0	0.00	0	0.00	0	0.00	5.051637%	4.972549%	25
01/12/22	0	0.00	0	0.00	4	72,965,222.65	0	0.00	1	18,185,715.63	0	0.00	0	0.00	0	0.00	5.051568%	4.972479%	26
12/10/21	0	0.00	0	0.00	4	73,095,209.07	0	0.00	1	18,217,658.73	0	0.00	0	0.00	0	0.00	5.051499%	4.972410%	27
11/15/21	0	0.00	0	0.00	4	73,235,650.23	0	0.00	1	18,252,155.38	0	0.00	0	0.00	0	0.00	5.051434%	4.972345%	28
10/13/21	0	0.00	0	0.00	4	73,364,366.28	0	0.00	1	18,283,793.80	0	0.00	0	0.00	0	0.00	5.051366%	4.972277%	29
09/13/21	0	0.00	0	0.00	4	73,503,583.65	0	0.00	1	18,317,996.90	0	0.00	0	0.00	0	0.00	5.051302%	4.970578%	30
08/12/21	0	0.00	0	0.00	4	73,631,041.07	0	0.00	1	18,349,333.38	0	0.00	0	0.00	1	1,417,234.30	5.051235%	4.970511%	31
07/12/21	0	0.00	1	4,117,185.18	5	82,283,758.66	0	0.00	1	18,380,526.16	0	0.00	0	0.00	0	0.00	5.047708%	4.964519%	32
06/11/21	1	4,124,772.67	0	0.00	5	82,441,176.73	0	0.00	1	18,414,299.91	0	0.00	0	0.00	0	0.00	5.047644%	4.964454%	33
05/12/21	0	0.00	0	0.00	6	86,717,286.47	1	18,445,194.76	0	0.00	0	0.00	0	0.00	0	0.00	5.047577%	4.964386%	34
04/12/21	0	0.00	0	0.00	6	86,880,414.84	1	18,478,681.48	0	0.00	0	0.00	0	0.00	1	69,017,715.26	5.047514%	4.964322%	35
03/12/21	0	0.00	1	4,146,119.64	5	82,884,179.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.034603%	4.953960%	36
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	301761008	10/05/20	15	6	256,976.24	4,114,314.95	525,632.72	40,664,462.38	06/26/20	98
14	28000428	04/06/20	21	6	76,661.23	1,926,595.06	1,284,358.65	18,855,535.47	12/13/19	7			06/01/21
24	656100214	05/06/20	20	6	35,476.09	935,294.61	174,865.25	8,784,689.62	03/27/18	13
27	28000439	09/06/20	16	6	50,067.53	843,261.78	457,817.61	6,902,539.00	03/27/20	13
Totals					419,181.10	7,819,466.40	2,442,674.23	75,207,226.47
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		322,403,160	313,909,593	8,493,567		0
25 - 36 Months		278,764,081	214,423,025	46,187,430		18,153,625
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		20,788,710	20,788,710	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	621,955,951	549,121,328	0	0	54,680,997	18,153,625
Jan-22	623,131,058	550,165,835	0	0	54,779,507	18,185,716
Dec-21	624,301,112	551,205,903	0	0	54,877,550	18,217,659
Nov-21	625,554,352	552,318,701	0	0	54,983,495	18,252,155
Oct-21	626,713,982	553,349,616	0	0	55,080,572	18,283,794
Sep-21	627,957,176	554,453,592	0	0	55,185,587	18,317,997
Aug-21	629,106,471	555,475,429	0	0	55,281,708	18,349,333
Jul-21	638,776,683	552,375,739	0	4,117,185	63,903,233	18,380,526
Jun-21	640,025,145	553,459,196	4,124,773	0	64,026,877	18,414,300
May-21	641,178,069	554,460,782	0	0	68,272,092	18,445,195
Apr-21	642,416,079	555,535,664	0	0	68,401,733	18,478,681
Mar-21	712,670,366	625,640,067	0	4,146,120	82,884,179	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	301761008	39,576,708.31	40,664,462.38	65,500,000.00	11/29/21	(626,248.63)	(0.27020)	09/30/21	03/05/24	264
14	28000428	18,153,625.37	18,855,535.47	14,800,000.00	06/23/21	(1,398,521.16)	(1.00580)	12/31/20	03/06/24	264
24	656100214	8,493,567.27	8,784,689.62	7,350,000.00	06/24/21	149,216.22	0.33000	09/30/21	02/06/24	264
27	28000439	6,610,721.73	6,902,539.00	10,600,000.00	07/05/21	250,025.00	0.41350	06/30/20	03/06/24	204
Totals		72,834,622.68	75,207,226.47	98,250,000.00		(1,625,528.57)

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
8	301761008	LO	CT	06/26/20	98

Loan was transferred for Imminent Default as a result of the Covid-19 pandemic. Largest demand drivers for the property include group and meeting due to proximity to downtown. Special servicer is dual tracking settlement discussions and enforcement of len ders rights.

14	28000428	LO	TX	12/13/19	7
Loan transferred to SS 12/13/2019. Foreclosure sale completed 6/1/2021. Asset Management working with property manager to stabilize ADR, occupancy and RevPAR.

24	656100214	MF	LA	03/27/18	13

Counsel has been engaged and a demand letter has been issued. Borrower has requested relief due to the impact of COVID-19 on the Property. Special Servicer has received approval on Borrowers revised COVID-19 request and is working to document with counse l. Special Servicer has reached out to Borrower for an update on possible Hurricane Ida damage. Special Servicer is working to document Borrowers request.

27	28000439	LO	NY	03/27/20	13
Special Servicer has sent a Notice of Default and is seeking the appointment of a receiver. Lender filed an amended complaint seeking foreclosure on 2/2/2022.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	301761002 03/12/19	75,000,000.00	211,000,000.00	76,111,623.73	819,380.03	76,111,623.73	75,292,243.70	0.00	0.00	925.18	(925.18)	0.00%
10	28000441 03/12/19	26,965,688.72	44,700,000.00	27,105,983.97	140,295.25	27,105,983.97	26,965,688.72	0.00	0.00	0.00	0.00	0.00%
22	301481013 08/12/21	8,525,858.93	11,510,000.00	2,182,258.37	746,089.14	2,182,258.37	1,436,169.23	7,089,689.70	0.00	239,505.75	6,850,183.95	68.50%
33	28000424 11/13/19	5,241,572.78	3,160,000.00	1,252,830.26	701,716.34	1,252,830.26	551,113.92	4,690,458.86	0.00	159,239.42	4,531,219.44	75.52%
41	301761041 08/10/18	4,103,474.37	1,700,000.00	1,794,858.09	1,082,755.40	1,794,858.09	712,102.69	3,391,371.68	0.00	104,480.26	3,286,891.42	71.45%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		119,836,594.80	272,070,000.00	108,447,554.42	3,490,236.16	108,447,554.42	104,957,318.26	15,171,520.24	0.00	504,150.61	14,667,369.63

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/19	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	301761002	12/10/21	0.00	0.00	(925.18)	0.00	(925.18)	0.00	0.00	0.00	0.00
		03/12/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	28000441	03/12/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	301481013	11/15/21	0.00	0.00	6,850,183.95	0.00	0.00	(239,973.62)	0.00	0.00	6,850,183.95
		10/13/21	0.00	0.00	7,090,157.57	0.00	0.00	467.87	0.00	0.00
		08/12/21	0.00	0.00	7,089,689.70	0.00	0.00	7,089,689.70	0.00	0.00
33	28000424	10/13/21	0.00	0.00	4,531,219.44	0.00	0.00	(2,709.82)	0.00	0.00	4,531,219.44
		05/12/20	0.00	0.00	4,533,929.26	0.00	0.00	(84,007.06)	0.00	0.00
		12/12/19	0.00	0.00	4,617,936.32	0.00	0.00	(72,522.54)	0.00	0.00
		11/13/19	0.00	0.00	4,690,458.86	0.00	0.00	4,690,458.86	0.00	0.00
41	301761041	10/13/21	0.00	0.00	3,286,891.42	0.00	0.00	(1,821.87)	0.00	0.00	3,184,658.16
		05/12/20	0.00	0.00	3,288,713.29	0.00	0.00	(2,658.39)	0.00	0.00
		09/12/19	0.00	0.00	3,291,371.68	0.00	0.00	(100,000.00)	0.00	0.00
		08/10/18	0.00	0.00	3,391,371.68	0.00	0.00	3,391,371.68	0.00	(102,233.26)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	14,667,369.63	0.00	(925.18)	14,668,294.81	0.00	(102,233.26)	14,566,061.55

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	8,534.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,914.98	0.00	0.00	37,880.08	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	1,831.47	0.00	0.00	14,353.41	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	1,426.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	259.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,707.79	0.00	259.08	52,233.49	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		68,200.36

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Supplemental Notes
None

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